Organization and Business Description (Details) - Schedule of Major Subsidiaries	12 Months Ended
Sep. 30, 2023
Global Mofy HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Oct. 21, 2021
Place of Incorporation	Hong Kong
Principal Activities	Investment holding
Global Mofy HK Limited [Member] | Ownership Percent [Member]
Schedule of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Mofy Metaverse (Beijing) Technology Co., Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Dec. 09, 2021
Place of Incorporation	PRC
Principal Activities	Investment holding
Mofy Metaverse (Beijing) Technology Co., Ltd [Member] | Ownership Percent [Member]
Schedule of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Zhejiang Mofy Metaverse Technology Co., Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Apr. 03, 2023
Place of Incorporation	PRC
Principal Activities	Virtual technology service and digital marketing
Zhejiang Mofy Metaverse Technology Co., Ltd [Member] | Ownership Percent [Member]
Schedule of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Global Mofy (Beijing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Nov. 22, 2017
Place of Incorporation	PRC
Principal Activities	Virtual technology service, digital marketing and digital asset development
Global Mofy (Beijing) Technology Co., Ltd. [Member] | Ownership Percent [Member]
Schedule of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Kashi Mofy Interactive Digital Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jul. 31, 2019
Place of Incorporation	PRC
Principal Activities	Virtual technology service and digital marketing
Kashi Mofy Interactive Digital Technology Co., Ltd. [Member] | Ownership Percent [Member]
Schedule of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Shanghai Moying Feihuan Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	May 11, 2020
Place of Incorporation	PRC
Principal Activities	Virtual technology service and digital marketing
Shanghai Moying Feihuan Technology Co., Ltd. [Member] | Ownership Percent [Member]
Schedule of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Xi’an Shuzi Yunku Technology Co., Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jun. 08, 2018
Place of Incorporation	PRC
Principal Activities	Virtual technology service
Xi’an Shuzi Yunku Technology Co., Ltd [Member] | Ownership Percent [Member]
Schedule of Major Subsidiaries [Line Items]
Percentage of Ownership	60.00%
Mofy (Beijing) Filming Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Feb. 07, 2018
Place of Incorporation	PRC
Principal Activities	Virtual technology service
Mofy (Beijing) Filming Technology Co., Ltd. [Member] | Ownership Percent [Member]
Schedule of Major Subsidiaries [Line Items]
Percentage of Ownership	60.00%